Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 7.3	$ 8.1
Accounts receivable	68.9	40.8
Risk management	1.8	0.8
Prepaid expenses and other	9.1	9.2
Total current assets	87.1	58.9
Non-current
Property, plant and equipment	1,342.1	905.2
Total non-current assets	1,342.1	905.2
Total assets	1,429.2	964.1
Current
Accounts payable and accrued liabilities	107.8	74.1
Current portion of long-term debt	391.0	451.8
Current portion of lease liabilities	4.1	4.8
Current portion of provisions	23.4	16.3
Risk management	4.2	0.6
Total current liabilities	530.5	547.6
Non-current
Lease liabilities	4.6	5.6
Provisions	123.8	87.7
Other non-current liabilities	6.8	0.1
Total liabilities	665.7	641.0
Shareholders' equity
Shareholders' capital	2,213.8	2,187.0
Other reserves	103.2	103.6
Deficit	(1,553.5)	(1,967.5)
Total shareholders' equity	763.5	323.1
Total liabilities and shareholders' equity	$ 1,429.2	$ 964.1